Panda Interests (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Fair value of the profits interest			$ 482		$ 482
Panda Interests Finance Agreement [Member]
Fair value of the profits interest	$ 1,800			$ 2,100		$ 2,000